Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2016
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

10    Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Salaries and welfare payable	75,033	128,325
Accrued advertising and other expenses	2,120	20,481
Accrued professional service fees	1,754	6,703
Security deposits	601	2,493
Advance from agents	407	2,293
Accrued rental and property management fees	1,794	1,556
Accrued staff reimbursements	2,484	4,396
Others	130	277

Total	84,323	166,524